First time adoption of IFRS - Comprehensive income (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
First time adoption of IFRS
Revenue			$ 47,910
Other operating income		$ 1,250,056		$ 1,963,670
Administrative expenses		(887,995)	(14,559,321)	(2,772,642)
Operating (loss)/profit		362,061	(172,560,961)	(808,972)
Finance costs		(88,466)	(1,078,070)	(392,783)
Finance income		510,252		64,902
(Loss)/profit before tax		783,847	(271,729,101)	(1,136,853)
Income tax credit		(253,718)		(568,534)
(Loss)/profit for the financial year attributable to equity holders	$ 651,973	$ 1,037,565	$ (271,729,101)	$ (568,319)